Goodwill and intangible assets with indefinite useful lives	12 Months Ended
Dec. 31, 2020
Intangible Assets [Abstract]
Goodwill and intangible assets with indefinite useful lives
Goodwill and intangible assets with indefinite useful lives at December 31, 2020 and 2019 are summarized below:

	Goodwill
	Gross amount	Accumulated impairment losses	Total Goodwill	Brands	Total Goodwill and intangible assets with indefinite useful lives
	(€ million)
At January 1, 2019	€11,254	€(420)	€10,834	€3,136	€13,970
Additions	34	—	34	—	34
Transfers to Assets held for sale	(11)	—	(11)	—	(11)
Translation differences and Other	162	46	208	56	264
At December 31, 2019	11,439	(374)	11,065	3,192	14,257
Translation differences and Other	(1,190)	256	(934)	(268)	(1,202)
At December 31, 2020	€10,249	€(118)	€10,131	€2,924	€13,055
Translation differences in 2020 and 2019 primarily related to foreign currency transaction of U.S. Dollar to the Euro.
Brands
Brands, composed of the Chrysler, Jeep, Dodge, Ram and Mopar brands, resulted from the acquisition of FCA US and are allocated to the North America segment. These rights are protected legally through registration with government agencies and through their continuous use in commerce. As these rights have no legal, contractual, competitive or economic term that limits their useful lives, they were classified as intangible assets with indefinite useful lives and were therefore not amortized but instead tested annually for impairment.
For the purpose of impairment testing, the carrying value of Brands was historically tested jointly with the goodwill allocated to the North America segment.
Goodwill
At December 31, 2020, Goodwill included €10,078 million from the acquisition of FCA US (€11,008 million at December 31, 2019). At December 31, 2020, Goodwill included €32 million (€34 million at December 31, 2019) from the acquisition of Vari-Form (refer to Note 3, Scope of consolidation).
There were no impairment charges recognized in respect of Goodwill and intangible assets with indefinite lives during the years ended December 31, 2020, 2019 and 2018. Refer to Note 2, Basis of preparation - Use of estimates for discussion of the assumptions and judgments relating to goodwill impairment testing.
The following table summarizes the allocation of Goodwill between FCA's reportable segments:

	At December 31,
	2020	2019
	(€ million)
North America	€8,294	€9,059
APAC	1,074	1,174
LATAM	515	563
EMEA	248	269
Other activities	—	—
Total Goodwill	€10,131	€11,065